Convertible Notes - Schedule of Fair Values of the Convertible Notes (Details)	Dec. 31, 2024
Measurement Input, Default Rate [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	10
Measurement Input, Default Rate [Member] | February 25 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	8
Measurement Input, Default Rate [Member] | April 14 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	8
Measurement Input, Default Rate [Member] | May 5 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	8
Measurement Input, Default Rate [Member] | May 5 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	8
Measurement Input, Default Rate [Member] | September 14 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	8
Measurement Input, Default Rate [Member] | May 25 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	10
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	5.02
Measurement Input, Risk Free Interest Rate [Member] | February 25 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	0.13
Measurement Input, Risk Free Interest Rate [Member] | April 14 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	0.16
Measurement Input, Risk Free Interest Rate [Member] | May 5 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	0.16
Measurement Input, Risk Free Interest Rate [Member] | May 5 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	0.16
Measurement Input, Risk Free Interest Rate [Member] | September 14 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	0.21
Measurement Input, Risk Free Interest Rate [Member] | May 25 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	2.5
Measurement Input, Price Volatility [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	103
Measurement Input, Price Volatility [Member] | February 25 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	196
Measurement Input, Price Volatility [Member] | April 14 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	196
Measurement Input, Price Volatility [Member] | May 5 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	194
Measurement Input, Price Volatility [Member] | May 5 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	193
Measurement Input, Price Volatility [Member] | September 14 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	200
Measurement Input, Price Volatility [Member] | May 25 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	153
Measurement Input, Option Volatility [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	36
Measurement Input, Option Volatility [Member] | February 25 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	28
Measurement Input, Option Volatility [Member] | April 14 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	29
Measurement Input, Option Volatility [Member] | May 5 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	28
Measurement Input, Option Volatility [Member] | May 5 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	28
Measurement Input, Option Volatility [Member] | September 14 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	30
Measurement Input, Option Volatility [Member] | May 25 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Convertible notes assumptions	33